Share Capital - Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Share Capital
Maximum number of shares reserved for issuance on issued shares (in percent)	10.00%
Number Of Days In Period Used To Determine Exercise Price	5 days
Number of share options outstanding in share-based payment arrangement at beginning of period | $	1,972,625	1,668,408
Number of Options, Options granted | $	442,500	576,000
Number of Options, Options expired | $	(20,125)	(54,338)
Number of Options, Options terminated via SAR | $	(60,250)	(78,750)
Number of Options, Options exercised | $	(375,162)	(138,695)
Number of share options outstanding in share-based payment arrangement at end of period | $	1,959,588	1,972,625
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 7.72	$ 7.00
Weighted Average Exercise Price, Options granted | $ / shares	5.72	8.75
Weighted Average Exercise Price, Options expired | $ / shares	5.44	7.03
Weighted Average Exercise Price, Options terminated via SAR | $ / shares	6.91	5.40
Weighted Average Exercise Price, Options exercised | $ / shares	6.54	4.94
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 7.40	$ 7.72